GAMCO Growth Fund, Class A, C and I Shares | GAMCO Growth Fund
SUMMARY OF THE FUND
Investment Objectives
The Fund primarily seeks to provide capital appreciation.
The Fund’s secondary goal is to produce current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More Information about these and other discounts is available from your financial professional and in the “Classes of Shares” on page 10 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees GAMCO Growth Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses GAMCO Growth Fund	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.48%	2.23%	1.23%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example GAMCO Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	717	1,016	1,336	2,242
Class C Shares	326	697	1,195	2,565
Class I Shares	125	390	676	1,489

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption GAMCO Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	717	1,016	1,336	2,242
Class C Shares	226	697	1,195	2,565
Class I Shares	125	390	676	1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies

The Fund will primarily invest in common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), invests the Fund’s assets in companies which the portfolio manager believes have above average or expanding market shares, profit margins and returns on equity. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio manager.

The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock and preferred stock. Many of these common stocks will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants which are rights to purchase securities at a specified time at a specified price. For additional information about selection of investments suitable for the Fund, see page 8 of the Prospectus.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek both growth of capital and some income
  you believe that the market will favor growth over value stocks over the long-term you wish to include a growth strategy as a portion of your overall investments

Principal Risks

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information, and political risks. The Fund is also subject to the risk that the portfolio manager’s judgments about the above average growth potential of particular companies’ stocks is incorrect and the perceived value of such stocks is not realized by the market, or their prices decline.

Investing in the Fund involves the following risks:

  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
  Convertible Securities and Credit Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GAMCO GROWTH FUND (Total Returns for the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the years ended 2002 through 2003 and total returns for Class A Shares for the years ended 2004 through 2011. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 20.4% (quarter ended June 30, 2009) and the lowest return for a quarter was (27.6)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A Shares	Return Before Taxes		(3.84%)	(0.29%)	0.52%	Dec. 31, 2003
Return Before Taxes Class C Shares	Return Before Taxes		(4.57%)	(1.04%)	(0.09%)	Dec. 31, 2003
Return Before Taxes Class I Shares	Return Before Taxes		(3.60%)	(0.10%)	0.61%	Jan. 11, 2008
Return After Taxes on Distributions Class A Shares	Return After Taxes on Distributions		(9.42%)	(1.47%)	(0.08%)	Dec. 31, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(6.05%)	(1.24%)	(0.07%)	Dec. 31, 2003
Standard & Poor's ("S&P") 500 Index	Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

The returns shown for Class A, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.